Statements of Net Assets Available for Benefits - EBP 002 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets
Investments at fair value	$ 19,698,073	$ 16,457,076
Notes receivable from participants	163,863	134,055
Net assets available for benefits	$ 19,861,936	$ 16,591,131